Related parties - Schedule of related party transactions in connection with the extrajudicial reorganization plan (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of profit or loss
Financial interest for related parties transactions	R$ (157,036)	R$ 0	R$ 0
Statement of cash flow
Proceeds from related parties	257,930	R$ 0	R$ 0
Patria Investments Limited | Out-of-Court Reorganization Plan
Assets and liabilities
Other liabilities	75,338
Statement of profit or loss
Financial interest for related parties transactions	(157,036)
Statement of cash flow
Proceeds from related parties	R$ 257,930